Income Taxes - Schedule of Income Tax Provision (Details) - USD ($)	3 Months Ended	9 Months Ended			12 Months Ended
	Mar. 31, 2017	Dec. 31, 2017	Jan. 10, 2017	Dec. 31, 2016	Mar. 31, 2016
Successor [Member]
Current	$ 66,919	$ 292,945
Deferred	(1,320)	(3,960)
Total provision	$ 65,599	$ 288,985
Predecessor [Member]
Current			$ 10,307	$ 11,127	$ 3,557
Deferred
Total provision			$ 10,307	$ 11,127	$ 3,557